FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 6 - FINANCIAL INSTRUMENTS

a.	Fair Value Measurement:

The Company measures certain financial instruments and non-financial assets at fair value on a recurring or non-recurring basis in accordance with IFRS 13. The fair value hierarchy categorizes the inputs used in valuation techniques into three levels, as defined below:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.
•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3: Inputs for the asset or liability that are not based on observable market data.

The following table shows the fair value hierarchy of financial instruments measured at fair value as of June 30, 2026:

Assets	Level 2	Level 3	Total
January 1, 2026	7,226	-	7,226
Changes in fair value	11,542	-	11,542
June 30, 2026	18,768	-	18,768

Liabilities	Level 2	Level 3	Total
January 1, 2026	-	(8,365)	(8,365)
Changes in fair value	-	(446)	(446)
Settlements	-	2,768	2,768
June 30, 2026	-	(6,043)	(6,043)

•	As of June 30, 2026, the balance of Level 2 assets includes amounts related to hedging.
•	As of June 30, 2026, the balance of Level 3 liabilities includes contingent consideration liability related to VM and RPI earnout.

For each level, the following key assumptions were applied:

•
Level 2: The fair value of Level 2 instruments is derived using observable inputs, including interest rates, yield curves, credit spreads, and foreign exchange rates. Valuation techniques such as discounted cash flow models, Black and Scholes and comparable market transactions are utilized, with inputs obtained from reputable market data sources.

•
Level 3: Instruments classified under Level 3 are valued using models that incorporate significant unobservable inputs. These may include company's assumptions regarding future cash flows, discount rates, market liquidity, and counterparty credit risk. The valuation process involves management judgment, and sensitivity analyses are conducted to assess the impact of changes in key assumptions.

b.	Fair value of financial assets and financial liabilities

The carrying amounts of the Company's financial assets and financial liabilities, other than the Company's publicly traded debentures, reasonably approximate their fair value.

The fair value of the Company's publicly traded debentures was approximately $356.3 million as of June 30,2026, based on quoted market prices in an active market.